Net sales by product - Segment information (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
NET SALES	R$ 11,494,136	R$ 9,159,634	R$ 20,952,738	R$ 20,436,017
Total of products
Disclosure of operating segments [line items]
NET SALES			20,952,738	20,436,017
Market pulp (1)
Disclosure of operating segments [line items]
NET SALES			16,594,855	16,302,347
Printing and writing paper (2)
Disclosure of operating segments [line items]
NET SALES			3,738,388	3,384,698
Paperboard
Disclosure of operating segments [line items]
NET SALES			586,651	708,576
Other
Disclosure of operating segments [line items]
NET SALES			R$ 32,844	R$ 40,396
Fluff pulp
Disclosure of operating segments [line items]
Percentage of entity's revenue			0.70%	0.80%
Tissue
Disclosure of operating segments [line items]
Percentage of entity's revenue			6.30%	3.10%